Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Tax Losses	$ 129,705	$ 290,398	$ 139,578
Temporary Differences	27,484	323,056	22,481
Investment Tax Credits	318	331	317
Operating loss carry forwards Canada [Member]
Statement [Line Items]
Tax Losses	106,058	85,898	60,950
Operating loss carry forwards South Africa [Member]
Statement [Line Items]
Tax Losses	23,026	204,500	77,069
Net capital loss carry forwards [Member]
Statement [Line Items]
Tax Losses	621	0	1,559
Mineral properties [Member]
Statement [Line Items]
Temporary Differences	7,664	305,515	7,628
Financing Costs [Member]
Statement [Line Items]
Temporary Differences	18,831	16,481	13,930
Property, plant and equipment [Member]
Statement [Line Items]
Temporary Differences	735	692	594
Other [Member]
Statement [Line Items]
Temporary Differences	$ 254	$ 368	$ 329